UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance California Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 109.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.3%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$2,300,865
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,299,050
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	4,033,360

		$8,633,275

Electric Utilities — 1.0%
$2,725	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,074,842

		$2,074,842

Escrowed/Prerefunded — 9.7%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,350,150
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,581,876
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,719,005

		$19,651,031

General Obligations — 5.3%
$2,400	California, (AMT), 5.05%, 12/1/36	$1,764,552
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	8,877,064

		$10,641,616

Hospital — 14.7%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$865,560
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	4,160,296
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	3,166,080
1,480	California Health Facilities Financing Authority, (Sutter Health), Variable Rate, 12.71%, 11/15/46(3)(4)(5)	482,421
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	1,847,700
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,684,615
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,859,450
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,835,950
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,487,696
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,214,205
2,700	San Benito Health Care District, 5.40%, 10/1/20	1,937,412
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	813,610
1,650	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	951,621
1,250	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	965,987
5,000	Washington Township Health Care District, 5.00%, 7/1/37	3,474,000

		$29,746,603

Housing — 1.7%
$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,071,110
1,361	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	987,618
412	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	297,695

		$3,356,423

Industrial Development Revenue — 1.6%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,199,587

1

Principal Amount
(000’s omitted)	Security	Value

$1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	$1,105,272

		$3,304,859

Insured-Electric Utilities — 7.4%
$5,000	California Pollution Control Financing Authority, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$4,587,850
7,295	Northern California Power Agency, (Hydroelectric), (MBIA), 5.125%, 7/1/23	7,301,784
2,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	1,479,220
2,250	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	1,658,723

		$15,027,577

Insured-Escrowed/Prerefunded — 7.3%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$2,807,350
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29(6)	5,614,700
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (FSA), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	6,298,050

		$14,720,100

Insured-General Obligations — 7.1%
$2,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31(6)	$1,667,440
2,500	California, (AGC), 4.50%, 8/1/30	2,105,925
6,500	Los Angeles Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(2)	5,861,414
2,285	Merced Unified School District, (FGIC), (MBIA), 0.00%, 8/1/19	1,294,635
3,300	Puerto Rico, (FSA), Variable Rate, 12.75%, 7/1/27(3)(4)	3,384,744

		$14,314,158

Insured-Hospital — 3.5%
$2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,193,127
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(2)	4,942,288

		$7,135,415

Insured-Lease Revenue/Certificates of Participation — 4.8%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30(6)	$2,727,955
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,434,700
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,557,464

		$9,720,119

Insured-Other Revenue — 1.9%
$2,750	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$2,192,877
2,000	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	1,619,760

		$3,812,637

Insured-Special Tax Revenue — 4.5%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,603,125
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	3,995,450
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	3,522,314

		$9,120,889

Insured-Transportation — 3.6%
$9,420	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/33	$1,963,599
5,460	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(2)	4,637,815

2

Principal Amount
(000’s omitted)	Security	Value

$1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	$560,538

		$7,161,952

Insured-Water and Sewer — 9.2%
$8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$5,892,480
6,225	Los Angeles Department of Water and Power, (FSA), 4.75%, 7/1/36	5,443,763
1,680	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	1,074,763
6,000	San Diego County Water Authority, (FGIC), 5.681%, 4/22/09	6,090,600

		$18,501,606

Lease Revenue/Certificates of Participation — 8.8%
$5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	$3,534,363
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,239,373
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,568,011
5,630	Pasadena Parking Facility, 6.25%, 1/1/18	6,278,463
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,198,400

		$17,818,610

Other Revenue — 1.3%
$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$540,296
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	792,120
2,410	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,381,364

		$2,713,780

Senior Living/Life Care — 0.4%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$159,363
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	574,800

		$734,163

Special Tax Revenue — 8.3%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,644,950
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	260,670
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	379,196
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,455,385
985	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	939,040
1,755	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,362,793
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	954,110
6,475	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,191,266
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,242,514
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	739,810
350	Temecula Unified School District, 5.00%, 9/1/27	226,429
535	Temecula Unified School District, 5.00%, 9/1/37	299,065
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	670,160
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	612,150
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	686,196

		$16,663,734

Transportation — 1.1%
$2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30(6)	$2,310,138

		$2,310,138

3

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 2.4%
$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,115,507
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(2)	1,652,991

		$4,768,498

Total Tax-Exempt Investments — 109.9% (identified cost $250,089,846)		$221,932,025

Other Assets, Less Liabilities — (9.9)%		$(20,006,121)

Net Assets — 100.0%		$201,925,904

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

MBIA	-	Municipal Bond Insurance Association

RADIAN	-	Radian Group, Inc.
The Fund invests primarily in debt securities issued by California municipalities. In addition, 10.1% of the Fund’s net assets at December 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 48.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 17.3% of total investments.
(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities is $3,867,165 or 1.9% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2008.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,440,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

4

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	236 U.S. Treasury Bond	Short	$(29,526,831)	$(32,579,062)	$(3,052,231)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$5,587,500	4.743%	LIBOR-BBA	September 14, 2039	$(2,109,082)
			3-month USD-	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	5,212,500	4.682	LIBOR-BBA	April 1, 2039	(1,969,284)
			3-month USD-	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	3,650,000	4.691	LIBOR-BBA	June 11, 2039	(1,369,680)

					$(5,448,046)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$229,010,817

Gross unrealized appreciation	$9,209,319
Gross unrealized depreciation	(34,708,110)

Net unrealized depreciation	$(25,498,791)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(3,052,231)
Level 2	Other Significant Observable Inputs	221,932,025	(5,448,046)
Level 3	Significant Unobservable Inputs	—	—

Total		$221,932,025	$(8,500,277)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Massachusetts Municipals Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 112.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 27.5%
$15,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$13,730,250
4,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	4,174,785
3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	3,975,863
5,075	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	4,350,442
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	888,470
3,500	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	2,341,710
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	819,650
8,300	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	6,836,544
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	5,976,240
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	8,618,800
5,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,061,500
1,450	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.35%, 6/1/28	1,250,988

		$58,025,242

Electric Utilities — 2.6%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$5,417,331

		$5,417,331

Escrowed/Prerefunded — 4.0%
$5,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$5,521,150
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,864,917

		$8,386,067

Hospital — 10.5%
$1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$778,680
2,425	Massachusetts Health and Educational Facilities Authority, (Beth Israel Deaconess Medical Center, Inc.), 5.125%, 7/1/38	1,593,880
1,135	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,135,170
7,960	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	6,240,242
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,005,865
11,820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32(1)	10,294,806
35	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	33,756

		$22,082,399

Housing — 6.2%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,389,160
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	3,589,300
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,012,134
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,006,767
2,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	2,187,488

		$13,184,849

Industrial Development Revenue — 2.5%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,128,450

1

Principal Amount
(000’s omitted)	Security	Value

$5,170	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$3,034,377

		$5,162,827

Insured-Education — 9.0%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,550,700
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,019,650
3,600	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	3,378,492
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,548,925
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,579,332

		$19,077,099

Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$222,518

		$222,518

Insured-General Obligations — 0.5%
$1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	$1,035,516

		$1,035,516

Insured-Hospital — 0.9%
$1,950	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 11.21%, 6/23/22(3)	$1,952,711

		$1,952,711

Insured-Lease Revenue/Certificates of Participation — 3.1%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$6,601,275

		$6,601,275

Insured-Other Revenue — 6.3%
$13,580	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$13,208,587
25	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	25,097

		$13,233,684

Insured-Special Tax Revenue — 5.7%
$3,390	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$3,389,763
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	995,660
7,500	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (MBIA), 5.50%, 1/1/30	7,688,700

		$12,074,123

Insured-Student Loan — 4.3%
$3,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,835,840
9,330	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,273,492

		$9,109,332

Insured-Transportation — 14.0%
$5,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (MBIA), (AMT), 5.00%, 7/1/32	$3,657,000
10,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (MBIA), (AMT), 5.00%, 7/1/38	7,051,000
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	5,949,090
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,183,757
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,563,266
5,825	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	4,223,358

		$29,627,471

2

Principal Amount
(000’s omitted)	Security	Value

Nursing Home — 2.0%
$2,265	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$1,694,243
3,000	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,587,140

		$4,281,383

Senior Living/Life Care — 2.1%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$769,500
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	373,028
2,190	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,134,727
4,650	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	2,151,787

		$4,429,042

Solid Waste — 1.2%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$2,492,490

		$2,492,490

Special Tax Revenue — 2.7%
$6,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$2,859,220
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	824,545
10,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	2,102,805

		$5,786,570

Water and Sewer — 7.7%
$7,260	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$7,274,593
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46(4)	7,216,900
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,754,366

		$16,245,859

Total Tax-Exempt Investments — 112.9% (identified cost $277,729,250)		$238,427,788

Other Assets, Less Liabilities — (12.9)%		$(27,246,904)

Net Assets -- 100.0%		$211,180,884

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 39.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 15.7% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2008.

(4)	Security (or a portion thereof) has been pledged as collateral for inverse floating rate security transactions.

3

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	200 U.S. Treasury Bond	Short	$(24,982,113)	$(27,609,375)	$(2,627,262)
3/09	215 U.S. Treasury Note	Short	(26,398,686)	(27,036,250)	(637,564)

					$(3,264,826)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$6,237,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009 / September 14, 2039	$(2,354,434)
Morgan Stanley Capital Services, Inc.	3,950,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(1,482,257)

					$(3,836,691)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$245,252,780

Gross unrealized appreciation	$3,478,021
Gross unrealized depreciation	(40,218,012)

Net unrealized depreciation	$(36,739,991)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(3,264,826)
Level 2	Other Significant Observable Inputs	238,427,788	(3,836,691)
Level 3	Significant Unobservable Inputs	—	—

Total		$238,427,788	$(7,101,517)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Mississippi Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 97.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.3%
$500	University Educational Building Corp., (Residential College), 5.00%, 10/1/33	$468,940

		$468,940

Escrowed/Prerefunded — 8.8%
$1,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15(1)	$1,233,570

		$1,233,570

General Obligations — 4.1%
$285	Mississippi, 4.75%, 1/1/27	$279,591
300	Mississippi, 4.75%, 1/1/28	291,585

		$571,176

Hospital — 5.4%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$375,960
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	387,126

		$763,086

Industrial Development Revenue — 6.2%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$151,180
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	126,464
500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	355,835
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	237,462

		$870,941

Insured-Bond Bank — 2.4%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$343,054

		$343,054

Insured-Electric Utilities — 5.7%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$516,967
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	282,753

		$799,720

Insured-Escrowed/Prerefunded — 12.9%
$750	Jackson State University Educational Building Corp., (FGIC), Prerefunded to 3/1/14, 5.00%, 3/1/29	$849,968
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	163,158
250	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	268,229
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	541,540

		$1,822,895

Insured-General Obligations — 12.4%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$542,900
400	Mississippi Development Bank, (FSA), 4.50%, 10/1/36	317,992
200	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	168,688

1

Principal Amount
(000’s omitted)	Security	Value

$500	Mississippi Development Bank, (Jackson Public School District), (FSA), 5.375%, 4/1/28	$494,345
220	Puerto Rico, (FSA), Variable Rate, 12.75%, 7/1/27(3)(4)	225,650

		$1,749,575

Insured-Hospital — 11.2%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$747,135
370	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12	387,083
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	437,974

		$1,572,192

Insured-Lease Revenue/Certificates of Participation — 3.4%
$250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.00%, 7/1/28	$236,018
250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.25%, 7/1/26	248,022

		$484,040

Insured-Special Tax Revenue — 0.5%
$735	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$27,004
135	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	11,590
270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	21,543
215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	15,893

		$76,030

Insured-Transportation — 6.7%
$500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$448,610
175	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	126,882
500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	373,935

		$949,427

Insured-Water and Sewer — 7.0%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$300,543
250	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	235,395
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	231,172
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), (AMBAC), 5.00%, 7/1/32	220,005

		$987,115

Nursing Home — 1.5%
$280	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$207,046

		$207,046

Other Revenue — 0.3%
$3,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$34,241
2,195	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	12,292

		$46,533

Special Tax Revenue — 2.8%
$485	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$388,844

		$388,844

Water and Sewer — 3.3%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$234,622

2

Principal Amount
(000’s omitted)	Security	Value

$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	$229,030

		$463,652

Total Tax-Exempt Investments — 97.9% (identified cost $15,548,765)		$13,797,836

Other Assets, Less Liabilities — 2.1%		$289,844

Net Assets — 100.0%		$14,087,680

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. In addition, 13.9% of the Fund’s net assets at December 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 63.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.0% to 18.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities is $225,650 or 1.6% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2008.

3

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	17 U.S. Treasury Bond	Short	$(2,124,675)	$(2,346,797)	$(222,122)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JP Morgan Chase Co.	$300,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(113,239)
Morgan Stanley Capital Services, Inc.	275,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(103,195)

					$(216,434)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,248,619

Gross unrealized appreciation	$852,334
Gross unrealized depreciation	(2,468,118)

Net unrealized depreciation	$(1,615,784)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(222,122)
Level 2	Other Significant Observable Inputs	13,797,836	(216,434)
Level 3	Significant Unobservable Inputs	—	—

Total		$13,797,836	$(438,556)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance National Municipals Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 118.9%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.0%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$15,427,032
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	4,760,013
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	15,741,223
2,900	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	2,640,102
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	3,366,950

		$41,935,320

Education — 3.8%
$47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	$46,326,560
33,305	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	28,700,916
31,200	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	26,507,520
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	5,976,240
10,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	10,401,000
1,055	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/35	953,488
5,595	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38	5,019,890
23,870	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(3)	23,796,958
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	12,057,213

		$159,739,785

Electric Utilities — 0.7%
$9,260	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$4,470,265
32,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	21,957,650
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,197,950

		$29,625,865

Escrowed/Prerefunded — 0.2%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,048,216
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22(3)	6,177,513
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	709,888

		$9,935,617

General Obligations — 11.9%
$1,100	Arlington County, VA, 5.00%, 5/15/15(3)	$1,247,235
5,570	California, 4.75%, 9/1/35	4,568,124
15,905	California, (AMT), 5.05%, 12/1/36	11,693,833
94,200	Clark County, NV, 5.00%, 6/1/38(1)	83,380,188
10	Delaware, 5.25%, 8/1/14	11,400
60,945	Florida Board of Education, 5.00%, 6/1/37(1)	57,254,171
81,410	Judson, TX, Independent School District, 4.50%, 2/1/35	71,476,352
41,620	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	36,553,389
5	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	4,391
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	32,255,998
10,000	South Carolina, 3.00%, 8/1/22(3)	7,967,300
101,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32(1)	89,994,535
25	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32	22,276

Principal Amount
(000’s omitted)	Security	Value

$115,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(1)	$103,824,990

		$500,254,182

Health Care-Miscellaneous — 0.1%
$1,817	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(4)	$1,860,919
1,946	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(4)	1,992,715

		$3,853,634

Hospital — 13.8%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$28,332,335
6,065	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	3,631,661
18,600	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	15,384,990
38,940	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(5)	32,375,105
11,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	7,927,810
7,195	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	5,283,864
68,805	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	47,855,942
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48(5)	47,739,645
5,095	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	3,238,178
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	7,051,050
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	9,215,206
27,615	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	20,577,317
32,700	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36	27,352,896
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	23,852,470
1,575	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	1,371,683
2,385	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,533,794
3,110	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/32	2,186,081
20,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	13,152,200
24,075	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	16,733,570
20,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.75%, 5/15/38	16,056,200
37,245	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	32,555,855
54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	48,571,079
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	7,501,964
640	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	448,058
1,275	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	805,341
1,225	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.25%, 1/1/33	1,082,741
15,325	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.50%, 1/1/43	13,470,675
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,601,160
41,400	Orange County, FL, Health Facilities Authority, (Orlando Regional Medical Center), 5.375%, 10/1/41	28,762,650
950	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	843,239
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(1)	51,808,365
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	60,091,500
2,500	West Orange, FL, Health Care District, 5.80%, 2/1/31	1,953,375

		$581,347,999

Housing — 4.7%
$6,720	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,095,235
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42(5)	15,429,770
7,064	California Housing Finance Agency, (AMT), Variable Rate, 21.544%, 8/1/38(4)(6)(7)	1,233,021
16,000	Charter Mac Equity Trust, TN, 6.625%, 6/30/09(4)	16,200,320
385	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	372,726
8,540	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	6,663,677
1,680	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	1,336,356
14,570	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	9,608,041
27,380	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	20,880,262
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,267,652
37,680	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	28,783,375

Principal Amount
(000’s omitted)	Security	Value

$30,150	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	$23,232,384
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	19,946,198
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 20.429%, 10/1/35(4)(6)(7)	480,803
53,420	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	41,163,315

		$196,693,135

Industrial Development Revenue — 9.7%
$6,620	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$5,797,928
2,155	Broward County, FL, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,714,663
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	1,131,188
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,546,651
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	2,919,920
15,325	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	7,518,292
37,970	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	18,666,052
5,495	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,864,998
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	16,020,600
24,130	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	18,289,333
119,525	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	90,600,906
66,485	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37(8)	52,005,897
10,805	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	3,099,306
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	2,576,490
10,000	Michigan Strategic Fund, (S.D. Warren), Series A, (AMT), 7.375%, 1/15/22	7,361,400
15,000	Michigan Strategic Fund, (S.D. Warren), Series B, (AMT), 7.375%, 1/15/22	11,042,100
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	2,073,265
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,850,764
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	3,137,260
7,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	5,182,240
44,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	26,687,320
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	8,742,600
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	7,860,500
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	4,326,000
159,640	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	94,981,011

		$407,996,684

Insured-Education — 1.4%
$3,610	Alabama State Board of Education, (Jefferson State Community College), (MBIA), 4.625%, 10/1/32	$3,008,321
41,120	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	32,841,310
9,145	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	7,545,540
17,035	University of Vermont and State Agricultural College, (AMBAC), 5.00%, 10/1/43	14,582,301
2,730	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	2,353,315

		$60,330,787

Insured-Electric Utilities — 2.4%
$55,925	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	$34,574,513
19,580	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	16,558,806
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (MBIA), (AMT), 5.20%, 5/1/30	25,984,476
7,740	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	6,720,100
21,010	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	15,937,556
1,350	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	998,473

		$100,773,924

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed/Prerefunded — 0.5%
$19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20	$20,980,370

		$20,980,370

Insured-General Obligations — 9.6%
$40,000	California, (AGC), 5.00%, 11/1/37(1)	$34,641,200
8,485	California, (FSA), 3.25%, 12/1/28	5,566,075
50,985	Detroit, MI, City School District, (FSA), 5.25%, 5/1/32(5)	52,087,806
99,875	District of Columbia, (FGIC), (MBIA), 4.50%, 6/1/37	79,224,845
78,605	District of Columbia, (FGIC), (MBIA), 4.75%, 6/1/33	66,446,379
12,250	Frisco, TX, Independent School District, (FSA), 3.75%, 8/15/38	9,147,442
4,425	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,030,683
1,035	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	960,459
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	46,553,153
840	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/38	765,937
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	7,615,800
5,000	Norwin, PA, School District, (FSA), 3.25%, 4/1/27	3,493,250
2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20	2,329,911
10,655	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/24	4,424,595
8,245	Texas, (Transportation Commission-Mobility Fund), (FGIC), (MBIA), 4.50%, 4/1/28	7,580,618
89,615	Texas, (Transportation Commission-Mobility Fund), (FGIC), (MBIA), 4.50%, 4/1/35	78,770,689

		$402,638,842

Insured-Hospital — 1.6%
$5,000	California Statewide Communities Development Authority, (Catholic Healthcare West), (AGC), 5.25%, 7/1/41	$4,158,700
6,340	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	4,641,419
35	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	25,622
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	27,855,490
15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	10,851,574
5,065	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	4,674,337
3,530	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	3,202,381
13	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	13,062
9,335	Sarasota County, FL, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	7,490,684
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	4,148,650

		$67,061,919

Insured-Housing — 0.3%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,000,240
10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	8,019,100

		$11,019,340

Insured-Lease Revenue/Certificates of Participation — 1.5%
$76,995	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$50,342,411
7,680	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	6,308,813
3,935	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/34	3,123,839
3,645	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/39	2,821,339

		$62,596,402

Insured-Other Revenue — 3.6%
$115,685	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45(5)	$92,248,376

Principal Amount
(000’s omitted)	Security	Value

$68,155	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	$8,867,647
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	1,709,250
1,710	Kentucky Economic Development Finance Authority, (Louisville Arena Project), (AGC), 6.00%, 12/1/33	1,685,975
15,195	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AGC), 4.50%, 1/1/39(5)	12,255,679
54,375	New York, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	33,792,975

		$150,559,902

Insured-Ports — 0.5%
$36,915	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$23,357,228

		$23,357,228

Insured-Special Tax Revenue — 8.5%
$5,845	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$4,739,886
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	5,668,728
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	12,324,924
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	3,506,165
43,195	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41(5)	39,042,665
43,225	Louisiana Gas and Fuels Tax, (FGIC), (MBIA), 4.50%, 5/1/41	34,666,450
3,035	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	2,318,649
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/24	6,114,965
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/32	25,137,517
1,575	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/36	244,739
6,630	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/37	961,019
5,000	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/38	678,050
10,000	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/39	1,265,300
10,055	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/40	1,185,887
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	23,351,532
16,345	New York Urban Development Corp., Personal Income Tax, (MBIA), 4.50%, 3/15/37	13,736,175
37,180	New York, NY, Transitional Finance Authority, (FGIC), (MBIA), 4.25%, 1/15/34	29,426,855
870	Opa-Locka Sales Tax, FL, Capital Improvement, (FGIC), (MBIA), 7.00%, 1/1/14	873,097
1,699,600	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	62,443,304
156,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	13,420,072
310,060	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	24,739,687
247,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	18,314,050
9,185	Regional Transportation Authority, LA, (FGIC), (MBIA), 0.00%, 12/1/15	6,346,743
9,500	Regional Transportation Authority, LA, (FGIC), (MBIA), 0.00%, 12/1/21	4,215,245
31,935	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	19,846,325
4,140	Sunrise, FL, Public Facilities, (MBIA), 0.00%, 10/1/16	2,843,145

		$357,411,174

Insured-Student Loan — 2.7%
$75,715	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$71,571,875
10,000	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	7,310,000
50,190	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	33,747,756

		$112,629,631

Insured-Transportation — 11.7%
$4,405	Central Puget Sound, WA, Regional Transportation Authority, Sales and Use Tax Revenue, (FSA), 5.00%, 11/1/34	$4,154,928
10,000	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	7,835,700
44,295	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38(5)	34,971,788
69,995	Clark County, NV, Airport Authority, (FGIC), (MBIA), 5.00%, 7/1/36	58,893,793
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	1,369,600
15,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	980,456
10,000	Indiana Finance Authority, (Highway Revenue), (FGIC), (MBIA), 4.50%, 6/1/27	8,777,000
23,805	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	20,798,429
4,895	Metropolitan Transportation Authority, NY, (BHAC), 4.50%, 11/15/38	4,174,358

Principal Amount
(000’s omitted)	Security	Value

$7,620	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	$5,366,690
52,480	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (FSA), (AMT), 5.25%, 10/1/41(5)	38,166,605
40,445	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32(5)	32,899,176
6,905	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	6,094,560
91,165	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	76,914,087
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33(3)	21,600,580
30,000	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	18,600,300
26,945	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	18,955,269
20,995	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	14,283,948
16,175	Port Authority of New York and New Jersey, (FSA), (AMT), 4.50%, 12/1/36	11,308,266
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	505,560
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	470,844
80,255	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	67,032,989
4,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	3,262,680
4,960	South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	3,961,354
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	11,205,584
49,500	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	19,698,030

		$492,282,574

Insured-Water and Sewer — 4.4%
$10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	$5,420,015
8,800	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	7,255,688
10,125	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	8,112,960
54,835	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38(5)	42,974,738
860	Miami Beach, FL, Storm Water, (FGIC), (MBIA), 5.375%, 9/1/30	797,185
58,235	New York, NY, Municipal Finance Authority, (BHAC), (FSA), 4.25%, 6/15/39(3)	46,526,271
34,770	New York, NY, Municipal Finance Authority, (FGIC), (MBIA), 4.50%, 6/15/39(5)	28,490,886
33,025	New York, NY, Municipal Finance Authority, (FSA), 4.50%, 6/15/39	26,907,449
2,200	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	1,855,546
20,535	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	14,424,195
2,600	Tampa Bay, FL, Water Utility System, (FGIC), 4.75%, 10/1/27	2,379,130

		$185,144,063

Lease Revenue/Certificates of Participation — 1.9%
$51,105	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$42,662,965
38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	35,608,180

		$78,271,145

Nursing Home — 1.1%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31(9)	$2,420,535
9,030	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	7,244,047
1,915	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,027,391
12,315	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	10,620,210
11,015	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	8,145,042
10,045	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,831,463
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,657,970
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,401,070
1,990	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,698,525

		$46,046,253

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 7.7%
$762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$12,700,537
125,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	86,679,197
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	18,972,258
10,000	Main Street National Gas Inc., GA, 5.50%, 9/15/28	7,131,300
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	23,883,833
23,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	15,979,122
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(4)	9,446,280
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(4)	14,719,300
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	361,883
20,625	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	12,956,419
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	1,174,320
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	438,450
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	418,836
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	212,800
86,665	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	74,628,965
16,925	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	13,607,361
37,685	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	19,135,312
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	1,561,192
13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	6,518,401
1,925	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,305,014
2,690	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	2,549,071

		$325,379,851

Pooled Loans — 0.6%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(1)	$24,255,457

		$24,255,457

Senior Living/Life Care — 1.0%
$9,135	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$6,489,047
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(10)	4,117,077
275	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	271,268
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(10)	6,472,160
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	9,787,536
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,259,003
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(10)	5,559,733
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(10)	9,257,843

		$43,213,667

Special Tax Revenue — 1.5%
$245	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$226,155
1,180	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	978,279
455	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	296,674
530	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	319,330
1,000	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	559,290
955	Fishhawk, FL, Community Development District, 6.125%, 5/1/34	649,553
230	Gateway Services, FL, Community Development District, (Special Assessment), 6.50%, 5/1/33	165,338
655	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	448,275
475	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	340,072
1,265	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	854,432
180	Longleaf, FL, Community Development District, 6.20%, 5/1/09	178,155
5,280	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	3,901,709
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	7,217,500
1,550	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,080,923
880	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	352,000
360	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	144,000
1,195	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	694,032

Principal Amount
(000’s omitted)	Security	Value

$463,895	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$14,826,084
6,065	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	4,862,553
2,270	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,245,072
17,365	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	15,947,669
960	Southern Hills, FL, Plantation I Community Development District, 5.80%, 5/1/35	564,912
1,670	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,142,931
2,095	Tisons Landing, FL, Community Development District, 5.625%, 5/1/37(9)	733,250
6,475	University Square, FL, Community Development District, 6.75%, 5/1/20	5,585,982
400	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	262,180
2,870	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,771,479

		$65,347,829

Transportation — 5.4%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,002,971
6,425	Metropolitan Transportation Authority, NY, 4.50%, 11/15/37	4,902,018
84,000	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	63,666,120
66,265	North Texas, Tollway Authority, 5.75%, 1/1/38	54,089,469
3,615	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	2,718,661
101,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	74,797,115
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	26,594,111

		$228,770,465

Water and Sewer — 5.1%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46(5)	$19,961,945
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(1)	34,435,644
14,450	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/32	12,211,695
7,605	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/38	6,272,148
11,690	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.25%, 6/15/33	9,403,787
121,110	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	107,341,811
40	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33	35,452
26,960	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	23,615,073

		$213,277,555

Total Tax-Exempt Investments — 118.9% (identified cost $6,464,142,153)		$5,002,730,599

Other Assets, Less Liabilities — (18.9)%		$(793,926,036)

Net Assets — 100.0%		$4,208,804,563

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	- Berkshire Hathaway Assurance Corp.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

MFMR	- Multi Family Mortgage Revenue

XLCA	- XL Capital Assurance, Inc.

At December 31, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	23.5%
Texas	15.7%
California	13.3%
Other, representing less than 10% individually	66.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 40.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 14.4% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities is $45,933,358 or 1.1% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2008.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floaters. In case of a shortfall, the aggregate maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $56,016,000. However, such shortfall payments would be reduced by the proceeds from the sale of the securities underlying the inverse floaters.

(8)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(9)	Defaulted bond.

(10)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	22,000 U.S. Treasury Bond	Short	$(2,748,196,465)	$(3,037,031,250)	$(288,834,785)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$20,075,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(7,577,597)

$(7,577,597)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,513,872,646

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,384,171,047)

Net unrealized depreciation	$(1,384,171,047)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(288,834,785)
Level 2	Other Significant Observable Inputs	5,002,730,599	(7,577,597)
Level 3	Significant Unobservable Inputs	—	—

Total		$5,002,730,599	$(296,412,382)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance New York Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 116.8%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.0%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,925,062

		$2,925,062

Education — 18.1%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$2,797,984
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,704,332
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	8,898,565
1,660	New York Dormitory Authority, (City University), 7.50%, 7/1/10	1,735,065
10,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	9,961,800
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	4,984,700
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,672,550
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,215,980
2,650	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,093,129
10,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46(3)	9,121,600

		$52,185,705

Electric Utilities — 4.0%
$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,958,919
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), 6.952%, 7/1/26	5,000,800
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	3,456,960

		$11,416,679

General Obligations — 2.3%
$465	Bronxville, 4.125%, 11/1/18	$488,789
490	Bronxville, 4.125%, 11/1/19	510,546
510	Bronxville, 4.25%, 11/1/20	532,114
1,000	New York City, 4.75%, 8/15/25	911,590
4,000	New York City, 6.25%, 10/15/28	4,202,720

		$6,645,759

Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$215,509
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	99,983
55	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	49,992
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	149,975
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	131,796

		$647,255

Hospital — 14.5%
$925	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$760,063
3,065	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,073,411
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,316,360
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	3,247,425
430	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	445,893

1

Principal Amount
(000’s omitted)	Security	Value

$4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$2,950,380
9,705	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	8,483,140
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,037,841
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,325,100
3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	2,295,105
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	2,638,440
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	994,128
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	1,787,541
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	1,779,828
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	650,290
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	3,902,300

		$41,687,245

Housing — 2.2%
$3,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40(3)	$2,405,830
2,000	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.05%, 11/1/39(3)	1,507,440
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,420,010

		$6,333,280

Industrial Development Revenue — 8.5%
$4,825	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$3,657,388
3,405	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,580,820
4,600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,598,212
3,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,059,910
11,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	8,920,340
1,960	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	1,331,291
1,440	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,441,613

		$24,589,574

Insured-Education — 2.4%
$6,705	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$5,335,035
2,135	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	1,606,993

		$6,942,028

Insured-Electric Utilities — 6.7%
$3,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$3,455,562
5,580	New York Power Authority, (MBIA), 4.50%, 11/15/47	4,544,464
8,350	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	6,175,743
7,065	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	5,208,389

		$19,384,158

Insured-Escrowed/Prerefunded — 2.1%
$16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$6,150,018

		$6,150,018

Insured-General Obligations — 2.7%
$2,575	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,677,614
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,757,402
675	Jamestown, (AMBAC), 7.10%, 3/15/12	772,808
675	Jamestown, (AMBAC), 7.10%, 3/15/13	788,569
515	Jamestown, (AMBAC), 7.10%, 3/15/14	614,580

		$7,610,973

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue/Certificates of Participation — 3.8%
$15,325	Hudson Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$10,020,098
1,085	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	797,529

		$10,817,627

Insured-Other Revenue — 1.3%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$3,648,880

		$3,648,880

Insured-Special Tax Revenue — 4.2%
$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$2,998,912
4,970	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,235,533
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,733,873
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,585,196
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	533,398

		$12,086,912

Insured-Transportation — 5.9%
$3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	$2,895,725
5,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35(3)	3,573,678
6,970	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34(3)	5,861,631
5,460	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(1)	4,637,815

		$16,968,849

Insured-Water and Sewer — 1.1%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,816,454
1,505	New York City Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/39	1,226,214

		$3,042,668

Lease Revenue/Certificates of Participation — 6.8%
$9,045	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$7,550,857
10,940	New York Urban Development Corp., 5.70%, 4/1/20	12,020,106

		$19,570,963

Other Revenue — 0.5%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,396,740

		$1,396,740

Senior Living/Life Care — 0.8%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$548,976
2,900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	1,804,583

		$2,353,559

Special Tax Revenue — 6.0%
$7,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$7,324,200
50,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	1,598,000
10,520	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	8,434,305

		$17,356,505

3

Principal Amount
(000’s omitted)	Security	Value

Transportation — 11.9%
$7,525	Metropolitan Transportation Authority, 4.50%, 11/15/37	$5,741,274
6,500	Metropolitan Transportation Authority, 4.50%, 11/15/38	4,926,545
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	11,120,040
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,685,175
7,100	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	5,177,675
5,050	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	4,707,105

		$34,357,814

Water and Sewer — 9.8%
$6,000	New York Environmental Facilities Corp., Clean Water, 4.75%, 6/15/32(3)	$5,388,960
12,420	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36(1)	10,515,848
8,400	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	7,961,016
955	New York Municipal Water Finance Authority, 4.50%, 6/15/32	807,071
3,360	New York Municipal Water Finance Authority, 5.75%, 6/15/40	3,445,579

		$28,118,474

Total Tax-Exempt Investments — 116.8% (identified cost $397,714,608)		$336,236,727

Other Assets, Less Liabilities — (16.8)%		$(48,354,516)

Net Assets — 100.0%		$287,882,211

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. In addition, 13.0% of the Fund’s net assets at December 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 11.5% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

4

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	728 U.S. Treasury Bond	Short	$(90,986,077)	$(100,498,125)	$(9,512,048)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$8,900,000	4.743%	3-month USD- LIBOR-BMA	September 14, 2009 / September 14, 2039	$(3,359,433)
Merrill Lynch Capital Services, Inc.	8,750,000	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(3,305,752)
Morgan Stanley Capital Services, Inc.	6,200,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(2,326,580)

					$(8,991,765)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$351,825,088

Gross unrealized appreciation	$4,932,105
Gross unrealized depreciation	(61,310,466)

Net unrealized depreciation	$(56,378,361)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(9,512,048)
Level 2	Other Significant Observable Inputs	336,236,727	(8,991,765)
Level 3	Significant Unobservable Inputs	—	—

Total		$336,236,727	$(18,503,813)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Ohio Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 104.2%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.5%
$1,805	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$1,308,553

		$1,308,553

Education — 2.0%
$5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	$4,568,050
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	618,464

		$5,186,514

Electric Utilities — 0.5%
$1,450	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,376,006

		$1,376,006

Escrowed/Prerefunded — 5.0%
$1,105	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	$1,208,693
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	7,742,385
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,282,040
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,834,011

		$13,067,129

General Obligations — 1.4%
$1,000	Butler County Special Tax Assessment, 5.50%, 12/1/28	$1,039,470
1,000	Franklin County, 5.00%, 12/1/12	1,103,950
1,000	Highland Local School District, School Facilities, Construction and Improvement, 5.50%, 12/1/36	1,021,410
370	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	370,274

		$3,535,104

Hospital — 6.7%
$500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	$335,350
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	1,597,553
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	2,339,040
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	837,375
2,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	1,261,040
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	1,498,700
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	3,360,000
3,380	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.25%, 1/1/33	2,987,481
3,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	2,498,615
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	745,415

		$17,460,569

Housing — 0.5%
$2,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,430,600

		$1,430,600

1

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 4.4%
$4,235	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,994,473
2,890	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,908,554
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,151,000
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	2,893,320
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	641,404
3,165	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,857,602

		$11,446,353

Insured-Education — 8.1%
$945	Miami University, (AMBAC), 3.25%, 9/1/26	$665,545
8,080	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	7,255,759
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	3,592,000
10,700	University of Cincinnati, (MBIA), 5.00%, 6/1/34	9,478,060

		$20,991,364

Insured-Electric Utilities — 9.6%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,096,438
2,000	Cleveland Public Power System, (MBIA), 5.00%, 11/15/38	1,743,460
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	2,000,060
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	1,840,760
6,320	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34(1)	5,706,960
5,080	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	4,263,238
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,013,400
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	782,950
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,385,005
2,750	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	2,027,327

		$24,859,598

Insured-Escrowed/Prerefunded — 3.3%
$1,500	Amherst School District, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/26	$1,640,925
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,134,030
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	501,039
1,500	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,736,400
1,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,172,100
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	959,345
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,433,867

		$8,577,706

Insured-General Obligations — 34.0%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,666,060
1,300	Brookfield Local School District, (FSA), 5.25%, 1/15/36	1,266,993
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	550,275
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/29	10,374,400
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/30	5,192,200
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,060,330
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,196,311
1,895	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	1,632,050
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,241,650

2

Principal Amount
(000’s omitted)	Security	Value

$3,700	Fairview Park, (MBIA), 5.00%, 12/1/25	$3,505,602
3,085	Hamilton City School District, (FSA), 4.25%, 12/1/30(2)	2,610,805
770	Hamilton City School District, (FSA), 5.00%, 12/1/18	843,381
1,090	Hilliard School District, (MBIA), 5.00%, 12/1/27	1,080,735
1,965	Lakewood City School District, (FSA), 4.50%, 12/1/26	1,851,757
9,605	Maderia City School District, (FSA), 5.25%, 12/1/32	9,910,151
3,525	Mason City School District, (FSA), 5.25%, 12/1/31	3,644,251
1,750	Mount Healthy City School District, (FSA), 5.00%, 12/1/31	1,608,950
4,000	Mount Healthy City School District, (FSA), 5.00%, 12/1/35	3,606,640
5,255	Olentangy Local School District, (FSA), 5.00%, 12/1/30	5,254,790
3,245	Olentangy School District, (FSA), 5.00%, 12/1/21	3,395,600
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	514,684
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,551,312
3,270	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	2,708,835
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,069,995
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/30	5,144,850
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/32(2)	5,158,850
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	6,631,983

		$88,273,440

Insured-Hospital — 3.4%
$5,000	Butler County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/31	$3,592,550
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	446,495
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,092,936
2,785	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (MBIA), 5.00%, 5/15/32	2,276,153
2,575	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 15.738%, 2/1/29(3)(4)(5)	1,337,970

		$8,746,104

Insured-Special Tax Revenue — 2.1%
$510	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$457,562
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,125,359
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	797,900
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	76,015
3,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	2,876,724

		$5,333,560

Insured-Transportation — 8.7%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	$7,583,450
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(6)	4,124,150
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,290,275
4,680	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(6)	3,975,270
20	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32	16,988
6,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	4,487,220

		$22,477,353

Insured-Water and Sewer — 3.2%
$5,000	Cleveland Waterworks, (MBIA), 5.00%, 1/1/37	$4,651,700
3,500	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	2,789,220
810	Toledo Waterworks, (MBIA), 5.00%, 11/15/25	767,499

		$8,208,419

Nursing Home — 0.4%
$1,100	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,170,994

		$1,170,994

Other Revenue — 1.8%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$384,449
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,286,057
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	2,988,636

		$4,659,142

3

Principal Amount
(000’s omitted)	Security	Value

Pooled Loans — 3.9%
$715	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$546,682
705	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	474,571
150	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	150,339
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,413,418
240	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	240,691
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(6)	7,082,821
400	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	274,120

		$10,182,642

Special Tax Revenue — 1.2%
$1,875	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$1,743,994
1,385	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,392,673

		$3,136,667

Water and Sewer — 3.5%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$2,949,330
4,000	Cincinnati Water System Authority, 5.00%, 12/1/32	3,944,920
1,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.50%, 6/1/17(1)	1,166,580
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	1,110,530

		$9,171,360

Total Tax-Exempt Investments — 104.2% (identified cost $307,653,133)		$270,599,177

Other Assets, Less Liabilities — (4.2)%		$(10,813,452)

Net Assets — 100.0%		$259,785,725

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

MBIA	-	Municipal Bond Insurance Association

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 69.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 29.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating rate security transactions.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities is $1,337,970 or 0.5% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2008.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)	Security represents the underlying municipal bond of a tender option bond trust.

4

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	265 U.S. Treasury Bond	Short	$(33,159,268)	$(36,582,422)	$(3,423,154)
3/09	105 U.S. Treasury Note	Short	(12,894,945)	(13,203,750)	(308,805)

					$(3,731,959)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merril Lynch Capital Services, Inc.	$4,300,000	4.682%	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	$(1,624,541)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$295,973,118

Gross unrealized appreciation	$4,104,287
Gross unrealized depreciation	(40,068,228)

Net unrealized depreciation	$(35,963,941)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(3,731,959)
Level 2	Other Significant Observable Inputs	270,599,177	(1,624,541)
Level 3	Significant Unobservable Inputs	—	—

Total		$270,599,177	$(5,356,500)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Rhode Island Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 104.0%

Principal Amount
(000’s omitted)	Security	Value

Education — 9.0%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$479,625
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	1,991,477
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	353,195
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	923,270

		$3,747,567

Electric Utilities — 0.6%
$310	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$245,523

		$245,523

Escrowed/Prerefunded — 2.7%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,145,700

		$1,145,700

General Obligations — 0.4%
$225	Puerto Rico, 0.00%, 7/1/16	$146,592

		$146,592

Housing — 3.8%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$781,974
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	792,970

		$1,574,944

Industrial Development Revenue — 3.5%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$737,610
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	733,650

		$1,471,260

Insured-Education — 13.5%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,923,829
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	905,290
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	465,275
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (FSA), 4.75%, 5/15/29	881,920
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,436,800

		$5,613,114

Insured-Electric Utilities — 2.0%
$900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	$848,259

		$848,259

Insured-Escrowed/Prerefunded — 5.9%
$1,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	$1,071,844

1

Principal Amount
(000’s omitted)	Security	Value

$230	Rhode Island Depositors Economic Protection Corp., (FSA), Escrowed to Maturity, 5.75%, 8/1/21(2)	$268,615
1,000	Rhode Island Depositors Economic Protection Corp., (MBIA), Escrowed to Maturity, 5.80%, 8/1/12	1,134,390

		$2,474,849

Insured-General Obligations — 9.4%
$600	North Kingstown, (FGIC), (MBIA), 5.00%, 10/1/25	$607,596
580	Puerto Rico, (FSA), 5.25%, 7/1/27	508,845
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	596,442
1,850	Rhode Island and Providence Plantations, (MBIA), 5.00%, 11/15/25	1,876,455
325	Warwick, (AMBAC), 5.00%, 7/15/21	327,402

		$3,916,740

Insured-Hospital — 4.5%
$2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	$1,877,670

		$1,877,670

Insured-Housing — 5.4%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.00%, 10/1/48	$678,180
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	325,528
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	400,955
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	850,500

		$2,255,163

Insured-Lease Revenue/Certificates of Participation — 3.1%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$531,685
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	748,570

		$1,280,255

Insured-Pooled Loans — 2.5%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$676,820
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	384,180

		$1,061,000

Insured-Solid Waste — 1.5%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$623,100

		$623,100

Insured-Special Tax Revenue — 10.9%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,419,094
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	68,071
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	336,898
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	209,365
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	434,360
2,145	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	78,807
395	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	33,911
785	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	62,635
630	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	46,570
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	856,410

		$4,546,121

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 11.7%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,237,245
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	725,040
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/36	1,252,875
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	767,150
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	873,190

		$4,855,500

Insured-Water and Sewer — 4.1%
$1,500	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/35	$1,323,540
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	371,273

		$1,694,813

Nursing Home — 5.2%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$500,960
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	942,353
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	727,950

		$2,171,263

Other Revenue — 0.5%
$250	Central Falls Detention Facility, 7.25%, 7/15/35	$139,858
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	62,771

		$202,629

Special Tax Revenue — 3.8%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,130,453
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	433,760

		$1,564,213

Total Tax-Exempt Investments — 104.0% (identified cost $51,271,457)		$43,316,275

Other Assets, Less Liabilities — (4.0)%		$(1,646,036)

Net Assets — 100.0%		$41,670,239

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 20.2% of the Fund’s net assets at December 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 71.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 24.9% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	7 U.S. Treasury Bond	Short	$(874,374)	$(966,328)	$(91,954)
3/09	8 U.S. Treasury Note	Short	(982,276)	(1,006,000)	(23,724)

					$(115,678)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,262,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(476,549)
Morgan Stanley Capital Services, Inc.	850,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(318,966)

					$(795,515)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,649,091

Gross unrealized appreciation	$616,014
Gross unrealized depreciation	(8,385,554)

Net unrealized depreciation	$(7,769,540)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(115,678)
Level 2	Other Significant Observable Inputs	43,316,275	(795,515)
Level 3	Significant Unobservable Inputs	—	—

Total		$43,316,275	$(911,193)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance West Virginia Municipals Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 102.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.6%
$750	Shepherd College Board of Governors, 5.125%, 12/1/33	$649,170

		$649,170

Electric Utilities — 3.5%
$500	Harrison County Commission, (Allegheny Energy), (AMT), 5.50%, 10/15/37	$337,005
500	Mason County, PCR, (Appalachian Power Co.), 5.50%, 10/1/22	399,130
150	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	118,802

		$854,937

Escrowed/Prerefunded — 11.8%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16(1)	$1,909,450
820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	1,001,195

		$2,910,645

Hospital — 1.4%
$500	Monongalia County Building Commission, (Monongalia General Hospital), 5.25%, 7/1/25	$358,105

		$358,105

Housing — 7.8%
$500	West Virginia Housing Development Fund, (AMT), 4.50%, 11/1/25(2)	$383,625
800	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	568,944
1,190	West Virginia Housing Development Fund, (AMT), 5.10%, 11/1/27	985,629

		$1,938,198

Industrial Development Revenue — 2.4%
$1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$586,920

		$586,920

Insured-Education — 10.6%
$750	Fairmont College, Student Activity Revenue, (FGIC), (MBIA), 5.00%, 6/1/32	$645,000
750	Shepherd University Board of Governors, (Wellness Center Project), (MBIA), 4.50%, 6/1/37	596,558
500	West Virginia Higher Education Policy Commission, (FGIC), (MBIA), 5.00%, 4/1/29	456,545
500	West Virginia University, (FGIC), (MBIA), 4.75%, 10/1/35	418,495
500	West Virginia University, (MBIA), 5.25%, 4/1/28	499,955

		$2,616,553

Insured-Electric Utilities — 9.0%
$250	Pleasants County, PCR, (Potomac Edison), (AMBAC), (MBIA), (AMT), 5.50%, 4/1/29	$181,588
1,000	Pleasants County, PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	726,350
130	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	98,614
150	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	110,942
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	424,129
1,000	West Virginia Economic Development Authority, (Ohio Power Co.), (AMBAC), (AMT), 4.90%, 6/1/37	688,630

		$2,230,253

1

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 15.4%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$946,110
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	254,177
300	Puerto Rico, (FSA), Variable Rate, 12.75%, 7/1/27(3)(4)	307,704
1,700	West Virginia, (FGIC), (MBIA), 0.00%, 11/1/19	1,021,445
1,000	West Virginia, (FGIC), (MBIA), 0.00%, 11/1/21	521,560
2,000	West Virginia, (FGIC), (MBIA), 0.00%, 11/1/26	743,300

		$3,794,296

Insured-Hospital — 4.0%
$995	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	$986,533

		$986,533

Insured-Lease Revenue/Certificates of Participation — 1.8%
$500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	$448,875

		$448,875

Insured-Special Tax Revenue — 4.1%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$893,668
1,225	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	45,006
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	19,316
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	35,507
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	26,242

		$1,019,739

Insured-Transportation — 3.6%
$740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	$610,374
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), (MBIA), 5.25%, 5/15/19	269,650

		$880,024

Insured-Water and Sewer — 17.3%
$500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	$427,435
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	689,850
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	444,065
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	400,075
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	418,280
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	652,762
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	815,300
500	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36(2)	422,905

		$4,270,672

Other Revenue — 2.1%
$3,690	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$40,627
500	West Virginia School Building Authority, 5.00%, 7/1/28	487,240

		$527,867

Senior Living/Life Care — 0.7%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$180,423

		$180,423

2

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue — 4.3%
$12,500	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$399,500
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	653,418

		$1,052,918

Total Tax-Exempt Investments — 102.4% (identified cost $30,268,126)		$25,306,128

Other Assets, Less Liabilities — (2.4)%		$(602,558)

Net Assets — 100.0%		$24,703,570

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

PCR	-	Pollution Control Revenue
The Fund invests primarily in debt securities issued by West Virginia municipalities. In addition, 15.3% of the Fund’s net assets at December 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 64.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 34.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2008.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities is $307,704 or 1.2% of the Fund’s net assets.

(5)	Security represents the underlying municipal bond of a tender option bond trust.

3

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	70 U.S. Treasury Bond	Short	$(8,748,661)	$(9,663,281)	$(914,620)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$637,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(240,633)
Merrill Lynch Capital Services, Inc.	1,250,000	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(472,250)
Morgan Stanley Capital Services, Inc.	450,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(168,865)

					$(881,748)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,725,759

Gross unrealized appreciation	$663,714
Gross unrealized depreciation	(5,453,346)

Net unrealized depreciation	$(4,789,632)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(914,620)
Level 2	Other Significant Observable Inputs	25,306,128	(881,748)
Level 3	Significant Unobservable Inputs	—	—

Total		$25,306,128	$(1,796,368)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009